Related Party Disclosures - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 shares	Dec. 31, 2019 EUR (€)
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding balances of related party transaction		€ 0
Bad debt expense has been recognized		€ 0
Co-founder and Chief Executive Officer | Ordinary Shares
Disclosure Of Transactions Between Related Parties [Line Items]
Granted options | shares	4,374,963
AT Impf GmbH | ATHOS KG
Disclosure Of Transactions Between Related Parties [Line Items]
% equity interest		100.00%